Property, Plant and Equipment, Net (Details) - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Depreciation		$ 36,404	$ 17,977	$ 54,799	$ 41,768